STADION INVESTMENT TRUST

FILED VIA EDGAR
July 30, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stadion Investment Trust File Nos. 333-103714; 811-21317

Ladies and Gentlemen:

On behalf of Stadion Investment Trust (“Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 21 (the “Amendment”) to Registrant’s registration statement on Form N-1A.  The Amendment is to be effective 60 days after filing pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed for the purpose of complying with the new "Summary Prospectus" rule and related amendments to Form N-1A.

Please direct any questions or comments regarding this filing to the undersigned at 513/587-3418.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary